Income taxes - Schedule of income tax expenses/(benefit) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense (benefit):
Germany	€ 323	€ 11,405	€ (1,032)
Other countries	112	103	158
Current income tax expense (benefit)	435	11,508	(874)
Deferred income tax (benefit) expense:
Germany	(4,851)	(4,838)	(10,444)
Other countries	(348)	0	0
Deferred income tax (benefit) expense	(5,199)	(4,838)	(10,444)
Income tax expense (benefit)	€ (4,764)	€ 6,670	€ (11,318)